Restricted Cash (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Total Restricted cash and investments [Abstract]
Restricted cash	R 390	R 330
Restricted Cash [line items]
Non-current restricted cash and cash equivalents	340	284
Current restricted cash and cash equivalents	R 50	R 46